DECONSOLIDATION (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2025	Mar. 05, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
DECONSOLIDATION
Gain on deconsolidation			$ 157,555	$ 14,404	$ (240,431)
Mingda Beijing | Disposed by sale
DECONSOLIDATION
Assets	$ 350	$ 350
Liabilities	157,905	157,905
Net liability	157,555	157,555
Gain on deconsolidation	157,555
Current operating loss		29,981
Net gain on deconsolidation	127,574		$ 127,574
Additional paid-in capital	2,572,437	2,572,437
Statutory reserve	327,140	327,140
Accumulated deficit	2,862,740	2,862,740
Gross accumulated deficit	2,990,314	2,990,314
Accumulated foreign currency translation adjustment	$ 36,837	$ 36,837